Equity - Treasury Stock - Tabular Disclosure - Shares (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class B, Preference shares
Reconciliation of number of shares outstanding
(Acquisition) / disposal of treasury stock	1,316,825	681,585
Treasury stock | Class B, Preference shares
Reconciliation of number of shares outstanding
Treasury shares, beginning of period	4,518,199	5,199,784
Disposal of shares	(1,316,825)	(681,585)
Treasury shares, end of period	3,201,374	4,518,199
Treasury stock | Class A, Ordinary shares
Reconciliation of number of shares outstanding
Treasury shares, end of period	3,944,430